SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston  MA  02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       July 10, 2002

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $83,987

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      910  7400.00 SH       SOLE                  7400.00
AMDOCS LTD                     COM              G02602103     1542 204175.00SH       SOLE                204175.00
AMERICAN EXPRESS COMPANY       COM              025816109      606 16685.00 SH       SOLE                 16685.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     3287 48182.00 SH       SOLE                 48182.00
ANADARKO                       COM              032511107     2288 46400.00 SH       SOLE                 46400.00
AVITAR INC                     COM              053801106       15 30470.00 SH       SOLE                 30470.00
BANK OF NEW YORK CO. INC.      COM              064057102     1135 33623.00 SH       SOLE                 33623.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1745   781.00 SH       SOLE                   781.00
BP AMOCO PLC - SPONS ADR       COM              055622104      984 19480.00 SH       SOLE                 19480.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     1331 51788.00 SH       SOLE                 51788.00
CISCO SYSTEMS                  COM              17275R102      488 34975.00 SH       SOLE                 34975.00
CITIGROUP INC                  COM              172967101     2245 57941.01 SH       SOLE                 57941.01
COCA COLA COMPANY              COM              191216100     1086 19400.00 SH       SOLE                 19400.00
COMMONWEALTH INDUSTRIES INC    COM              203004106      115 16000.00 SH       SOLE                 16000.00
COMPUTER SCIENCES CORP         COM              205363104     1013 21188.00 SH       SOLE                 21188.00
CONOCO INC                     COM              208251504     2506 90137.00 SH       SOLE                 90137.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     9881 222556.00SH       SOLE                222556.00
EMC CORP MASS                  COM              268648102     1075 142340.00SH       SOLE                142340.00
EXXON MOBIL CORP               COM              30231g102     3623 88534.00 SH       SOLE                 88534.00
FEDERAL NATIONAL MORTGAGE ASSO COM              313586109      640  8680.00 SH       SOLE                  8680.00
FIRST NATL LINCOLN CP/ME       COM              335716106      994 35200.00 SH       SOLE                 35200.00
GENERAL ELECTRIC               COM              369604103    10464 360214.00SH       SOLE                360214.00
GOLDMAN SACHS                  COM              38141g104      819 11165.00 SH       SOLE                 11165.00
HOME DEPOT, INC.               COM              437076102      470 12800.00 SH       SOLE                 12800.00
INTEL CORP                     COM              458140100      618 33810.00 SH       SOLE                 33810.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1069 14850.00 SH       SOLE                 14850.00
INTERPUBLIC GROUP COS INC      COM              460690100      267 10800.00 SH       SOLE                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      249  7336.00 SH       SOLE                  7336.00
JOHNSON & JOHNSON              COM              478160104     2311 44230.00 SH       SOLE                 44230.00
KRAFT FOODS INC-A              COM              50075n104      201  4900.00 SH       SOLE                  4900.00
MERCK & COMPANY                COM              589331107     7725 152547.00SH       SOLE                152547.00
MICROSOFT                      COM              594918104      458  8376.00 SH       SOLE                  8376.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      597 13860.00 SH       SOLE                 13860.00
NEWTON FINANCIAL CORP          COM              652772104      269  8400.00 SH       SOLE                  8400.00
PEPSICO                        COM              713448108     2153 44658.00 SH       SOLE                 44658.00
PFIZER                         COM              717081103     2808 80238.00 SH       SOLE                 80238.00
PNC BANK                       COM              693475105      471  9000.00 SH       SOLE                  9000.00
PROCTER & GAMBLE               COM              742718109     2768 31000.00 SH       SOLE                 31000.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      265  4800.00 SH       SOLE                  4800.00
SBC COMMUNICATIONS, INC.       COM              78387G103      366 12000.00 SH       SOLE                 12000.00
SCHERING-PLOUGH CORP.          COM              806605101     1140 46356.00 SH       SOLE                 46356.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      282  2853.92 SH       SOLE                  2853.92
STATE STREET CORP COM          COM              857477103     1247 27900.00 SH       SOLE                 27900.00
SUN LIFE FINANCIAL SERVICES OF COM                             262 12000.00 SH       SOLE                 12000.00
SYSTEMSOFT CORP                COM              871926101        0 47000.00 SH       SOLE                 47000.00
TRAVELERS PROPERTY A           COM              89420g109      379 21400.00 SH       SOLE                 21400.00
TXU CORPORATION                COM              873168108      567 11000.00 SH       SOLE                 11000.00
UNITED TECHNOLOGIES CORP.      COM              913017109     1275 18775.00 SH       SOLE                 18775.00
VALLEY NATIONAL BANCORP        COM              919794107      475 17091.00 SH       SOLE                 17091.00
VERIZON COMMUNICATIONS         COM              92343v104      602 15000.00 SH       SOLE                 15000.00
WACHOVIA CORP                  COM              929903102      672 17600.00 SH       SOLE                 17600.00
WELLS FARGO & CO               COM              949746101      215  4300.00 SH       SOLE                  4300.00
WILMINGTON TRUST CORPORATION   COM              971807102     3233 106000.00SH       SOLE                106000.00
WYETH                          COM              983024100     1620 31640.00 SH       SOLE                 31640.00
AIM VALUE FUND CL-B            MF               008879728      160 19814.416SH       SOLE                19814.416